UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22142

Oppenheimer Rochester Intermediate Term Municipal Fund

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Arthur S. Gabinet

OFI Global Asset Management, Inc.

Two World Financial Center, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: September 30

Date of reporting period: 12/31/2013

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS December 31, 2013 Unaudited

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Municipal Bonds and Notes—93.0%
Alabama—4.0%
$ 50,000	AL Agriculture & Mechanical University	5.000%		11/01/2024	05/07/2024	A	$49,400

2,000,000	Bessemer, AL Government Utility Services Corp. PUTTERS	0.240	[1]	12/01/2030	01/07/2014	B	2,000,000

15,000	Jefferson County, AL Limited Obligation School Warrant	5.250		01/01/2023	01/31/2014	B	15,005

100,000	Jefferson County, AL Limited Obligation School Warrant	5.250		01/01/2019	01/31/2014	B	100,140

240,000	Jefferson County, AL Limited Obligation School Warrant	5.500		01/01/2021	01/31/2014	B	240,202

235,000	Jefferson County, AL Limited Obligation School Warrant	5.500		01/01/2022	01/31/2014	B	235,162

							2,639,909

Alaska—0.0%
10,000	AK HFC, Series B	5.250		12/01/2025	06/01/2015	B	10,662

Arizona—3.1%
50,000	AZ Health Facilities Authority (Banner Health System)	5.000		01/01/2022	01/01/2017	B	54,621

250,000	Greater AZ Devel. Authority (Santa Cruz County Jail)	5.250		08/01/2031	08/01/2018	B	256,325

500,000	Maricopa County, AZ IDA (DHlth/CHSB Obligated Group)	5.500		07/01/2026	07/01/2014	B	510,610

395,000	Mohave County, AZ IDA (Mohave Prison)	7.500		05/01/2019	12/02/2017	A	447,302

250,000	Pima County, AZ IDA (Tucson Electric Power Company)	5.750		09/01/2029	01/12/2015	B	254,093

490,000	Queen Creek, AZ Improvement District No. 1	5.000		01/01/2018	07/01/2014	B	493,479

							2,016,430

Arkansas—0.1%
70,000	University of Arkansas (Fayetteville)	5.250		11/01/2017	01/31/2014	B	70,281

California—20.6%
10,000	Adelanto, CA Public Utility Authority	6.000		07/01/2023	07/01/2019	B	10,579

25,000	Bay Area, CA Toll Authority (San Francisco Bay Area)	5.000		04/01/2022	04/01/2016	B	27,591

1,000,000	Beaumont, CA Financing Authority, Series B	5.000		09/01/2028	10/08/2026	A	985,630

25,000	CA County Tobacco Securitization Agency (TASC)	6.000		06/01/2029	06/12/2015	A	23,865

40,000	CA Dept. of Transportation COP	5.250		03/01/2016	01/31/2014	B	40,166

420,000	CA Educational Facilities Authority (Chapman University)	5.000		04/01/2025	04/01/2021	B	456,582

5,000	CA GO	6.000		08/01/2020	02/01/2014	B	5,024

75,000	CA GO	5.000		09/01/2019	09/01/2016	B	83,079

410,000	CA GO	6.500		04/01/2033	04/01/2019	B	484,882

500,000	CA Health Facilities Financing Authority (CHCW)	5.250		03/01/2024	03/01/2016	B	537,775

1  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$ 45,000	CA Health Facilities Financing Authority (CHCW/CMF Obligated Group)	5.125%	07/01/2022	03/25/2015	B	$47,854

500,000	CA Health Facilities Financing Authority (Children’s Hospital)	5.000	11/01/2024	11/01/2021	B	530,720

125,000	CA Public Works (California Community Colleges)	5.500	06/01/2022	06/01/2014	B	127,660

50,000	CA Public Works (California State University)	5.500	09/01/2015	01/31/2014	B	50,211

250,000	CA Public Works (Dept. of General Services)	5.250	12/01/2019	01/31/2014	B	250,875

125,000	CA Public Works (Dept. of Mental Health)	5.500	06/01/2020	06/01/2014	B	127,747

50,000	CA Public Works (Various Community Colleges)	5.625	03/01/2019	01/31/2014	B	50,191

25,000	CA Public Works (Various Community Colleges)	5.625	03/01/2016	01/31/2014	B	25,105

25,000	Carson, CA Redevel. Agency Tax Allocation	5.250	10/01/2022	01/31/2014	B	25,018

25,000	Central CA Unified School District COP	5.000	08/01/2022	08/01/2017	B	26,702

100,000	Cerritos, CA Public Financing Authority	5.000	11/01/2018	11/01/2017	B	111,078

100,000	Compton, CA Community College District	5.000	07/01/2019	07/01/2019		110,284

100,000	Compton, CA Community College District	5.000	07/01/2018	07/01/2018		110,668

100,000	El Centro, CA Financing Authority (El Centro Redevel.)	6.625	11/01/2025	05/01/2021	B	110,998

500,000	El Dorado County, CA Special Tax Community Facilities District No. 9288	5.000	09/01/2024	09/01/2022	B	526,910

20,000	Jurupa, CA Community Services District Special Tax Community Facilities District No. 17	5.000	09/01/2019	09/01/2014	B	20,662

500,000	Lancaster, CA Redevel. Agency	5.500	12/01/2028	12/01/2020	B	512,975

50,000	Lancaster, CA Redevel. Agency Tax Allocation (Sheriffs Facility)	5.250	12/01/2016	12/01/2014	B	51,706

500,000	Lodi, CA Public Financing Authority	5.250	10/01/2026	04/01/2022	B	524,430

25,000	Los Angeles, CA State Building Authority	5.500	10/01/2016	01/31/2014	B	25,081

250,000	Madera, CA Irrigation Financing Authority	5.750	01/01/2026	01/01/2020	B	260,800

100,000	Monrovia, CA Redevel. Agency Tax Allocation (Central Redevel. Project Area No. 1)	6.500	05/01/2026	05/01/2021	B	113,214

190,000	Palm Desert, CA Financing Authority	5.000	04/01/2019	04/01/2014	B	190,583

100,000	Rancho Cucamonga, CA Community Facilities District Special Tax No. 2004-1	5.100	09/01/2017	03/01/2014	B	103,417

495,000	Redwood City, CA Special Tax	5.000	09/01/2026	09/01/2022	B	528,804

2 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

California (Continued)

$500,000	Riverside County, CA Community Facilities District (Lake Hills Crest)	5.000%	09/01/2028	09/01/2028		$497,910

250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2025	05/01/2022	B	260,892

250,000	Riverside County, CA Public Financing Authority	5.000	05/01/2026	05/01/2022	B	258,538

100,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2022	10/01/2016	B	101,830

70,000	Riverside County, CA Public Financing Authority (Jurupa Valley Desert & Interstate 215 Corridor Redevel.)	5.000	10/01/2021	10/01/2016	B	71,797

100,000	Riverside County, CA Redevel. Agency (Jurupa Valley Redevel.)	5.750	10/01/2020	10/01/2020		111,555

400,000	Riverside, CA Improvement Bond Act 1915 (Riverwalk Assessment District)	5.250	09/02/2026	03/02/2021	B	408,592

105,000	Riverside, CA Unified School District	5.000	09/01/2024	09/01/2016	B	107,198

50,000	Rohnert Park, CA COP	5.000	07/01/2024	01/31/2014	B	50,051

150,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2017	10/01/2017		167,141

45,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		50,259

350,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2020	10/01/2020		386,494

200,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2018	10/01/2018		223,372

245,000	San Bernardino, CA Joint Powers Financing Authority	5.750	10/01/2019	10/01/2019		272,864

520,000	San Diego, CA Community Facilities District No. 3 Special Tax	5.000	09/01/2024	09/01/2023	B	534,825

250,000	San Diego, CA Public Facilities Financing Authority	5.000	08/01/2028	08/01/2022	B	272,555

200,000	San Diego, CA Public Facilities Financing Authority (Ballpark)	5.250	02/15/2021	02/15/2017	B	215,932

25,000	San Juan, CA Unified School District	5.000	08/01/2020	08/01/2015	B	26,620

200,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)	5.250	06/01/2019	06/01/2014	B	203,576

520,000	Santa Clarita, CA Community Facilities District (Valencia Town Center)	5.000	11/15/2022	11/15/2022		562,936

655,000	Saugus, CA Union School District Community Facilities District No. 2002-1	5.000	09/01/2024	09/01/2023	B	684,062

500,000	South Gate, CA Utility Authority	5.250	10/01/2026	10/01/2022	B	549,115

250,000	Vernon, CA Electric System	5.125	08/01/2021	09/04/2018	B	269,133

100,000	Westlands, CA Water District	5.000	09/01/2027	09/01/2022	B	107,006

100,000	Westlands, CA Water District	5.000	09/01/2026	09/01/2022	B	108,324

						13,721,443

3  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Colorado—1.3%
$250,000	CO E-470 Public Highway Authority	5.500%	09/01/2024	09/01/2015	B	$264,242

70,000	Montrose County, CO Memorial Hospital	5.250	12/01/2017	01/31/2014	B	70,174

500,000	Plaza, CO Metropolitan District No. 1	5.000	12/01/2022	12/01/2022		509,465

						843,881

District of Colombia—0.6%
100,000	District of Columbia Ballpark	5.000	02/01/2022	02/01/2016	B	102,477

300,000	District of Columbia Student Dorm (Provident Group-Howard Properties)	5.000	10/01/2030	09/12/2027	A	277,197

						379,674

Florida—3.5%
30,000	FL Municipal Loan Council	5.000	11/01/2031	01/31/2014	B	30,016

75,000	FL Municipal Loan Council	5.250	11/01/2018	01/31/2014	B	75,197

10,000	FL Municipal Loan Council	5.250	05/01/2019	01/31/2014	B	10,031

50,000	Hollywood, FL Community Redevel. Agency (Beach)	5.625	03/01/2024	03/01/2014	B	50,142

40,000	Miami Beach, FL Water & Sewer	5.000	09/01/2030	01/31/2014	B	40,098

75,000	Miami Beach, FL Water & Sewer	5.500	09/01/2027	01/31/2014	B	75,236

55,000	Miami-Dade County, FL IDA (BAC Funding Corp.)	5.375	10/01/2030	01/21/2014	B	55,159

55,000	Miami-Dade County, FL Solid Waste	5.000	10/01/2020	01/31/2014	B	55,212

10,000	Miami-Dade County, FL Solid Waste	5.500	10/01/2017	01/31/2014	B	10,043

50,000	Miami-Dade County, FL Solid Waste	4.750	10/01/2018	01/31/2014	B	50,176

500,000	Orlando, FL Community Redevel. Agency (Conroy Road District)	5.000	04/01/2023	04/01/2022	B	537,735

30,000	Tallahassee, FL Health Facilities (Tallahassee Memorial Medical Center)	6.000	12/01/2015	01/31/2014	B	30,142

500,000	Tampa, FL Health System (Baycare Health System)	5.000	11/15/2026	05/15/2022	B	531,685

500,000	Village Center, FL Community Devel. District	7.375	01/01/2019	01/31/2014	B	501,240

250,000	Village Center, FL Community Devel. District	5.000	10/01/2023	03/31/2014	B	249,995

						2,302,107

Georgia—1.7%
10,000	Athens, GA Area Facilities Corp. COP (Georgia Dept. of Labor)	5.000	06/15/2037	10/01/2030	A	9,918

545,000	Atlanta, GA Devel. Authority (TUFF ATDC)	5.375	07/01/2032	01/31/2014	B	545,294

50,000	Atlanta, GA HDC (Bedford Tower)	6.350	01/01/2023	01/31/2014	B	50,943

50,000	Atlanta, GA Water & Wastewater Authority	5.000	11/01/2033	01/31/2014	B	50,113

25,000	GA Municipal Assoc. (Atlanta Detention Center)	5.000	12/01/2018	01/31/2014	B	25,084

500,000	Randolph County, GA GO	5.000	04/01/2030	01/28/2029	A	498,860

						1,180,212

4  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Illinois—4.5%
$ 20,000	Bryant, IL Pollution Control (Central Illinois Light Company)	5.900%		08/01/2023	02/01/2014	B	$20,025

100,000	Chicago, IL Board of Education	5.000		12/01/2021	01/31/2014	B	100,195

100,000	Chicago, IL GO	5.000		01/01/2035	03/15/2032	A	94,772

100,000	Chicago, IL Midway Airport, Series B	5.000		01/01/2022	01/31/2014	B	100,303

60,000	Chicago, IL Midway Airport, Series B	5.375		01/01/2016	01/06/2014	B	60,044

10,000	Chicago, IL Midway Airport, Series B	5.000		01/01/2028	01/31/2014	B	10,024

500,000	Chicago, IL Motor Fuel Tax	5.000		01/01/2025	01/31/2014	B	501,515

75,000	Chicago, IL Motor Fuel Tax	5.000		01/01/2024	01/31/2014	B	75,240

100,000	Chicago, IL State University (Auxiliary Facilities System)	5.000		12/01/2018	01/31/2014	B	100,668

500,000	Cook County, IL Community College District #508 (City Colleges Chicago)	5.250		12/01/2026	12/01/2023	B	538,695

175,000	Franklin Park, IL GO	6.250		07/01/2030	07/01/2021	B	190,941

250,000	IL COP	5.800		07/01/2017	01/31/2014	B	250,350

150,000	IL Finance Authority (ABHS/ABMC/AVM/AVT/ABSJ Obligated Group)	5.250		01/01/2022	04/14/2018	B	161,500

15,000	IL Finance Authority (CF/TCFH/CaHC/CaRC Obligated Group)	5.250		02/15/2019	02/15/2014	B	15,048

150,000	IL Finance Authority (OSF Healthcare System)	7.000		11/15/2029	05/15/2019	B	174,375

50,000	IL Finance Authority (RUMC/RNSMC/RCMC Obligated Group)	5.250		11/01/2035	11/01/2018	B	50,431

175,000	IL GO	5.000		06/01/2020	01/31/2014	B	175,516

25,000	IL GO	5.000		06/01/2027	05/31/2014	B	24,998

250,000	IL GO	5.000		08/01/2023	08/01/2023		265,673

35,000	Northern IL Municipal Power Agency (Prarie Street)	5.000		01/01/2019	01/01/2018	B	38,662

							2,948,975

Indiana—3.8%
70,000	Delaware County, IN Redevel. District	6.875		02/01/2018	02/01/2014	B	70,220

40,000	IN Bond Bank	5.000		10/01/2019	01/31/2014	B	40,135

150,000	IN Devel. Finance Authority (RCAIN/RCAI/RCAP/CCF Obligated Group)	5.125		01/01/2028	01/17/2014	B	150,331

2,295,000	Indiana, IN Bond Bank Special Program PUTTERS	0.510	[1]	04/15/2017	01/07/2014	B	2,295,000

							2,555,686

Louisiana—1.9%
1,000,000	Jefferson Parish, LA Hospital Service District No. 1 (West Jefferson Medical Center)	5.250		01/01/2028	01/01/2022	B	1,022,600

25,000	New Orleans, LA Sewage Service	5.000		06/01/2017	01/31/2014	B	25,065

25,000	New Orleans, LA Sewage Service	5.000		06/01/2018	01/31/2014	B	25,067

5  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Louisiana (Continued)

$ 215,000	Sabine River, LA Authority Pollution Control (International Paper Company)	6.200%	02/01/2025	02/01/2014	B	$215,290

						1,288,022

Maine—0.1%
50,000	ME H&HEFA (Blue Hill Memorial Hospital/Bowdoin College Obligated Group)	5.000	07/01/2018	01/31/2014	B	50,124

5,000	ME H&HEFA (Bridgton Hospital/Franklin Memorial Hospital/GINNE Obligated Group	5.250	07/01/2021	01/31/2014	B	5,020

5,000	ME H&HEFA, Series A	5.000	07/01/2019	01/31/2014	B	5,011

						60,155

Maryland—1.1%
250,000	MD Community Devel. Administration (Dept. of Hsg. & Community Devel.)	5.125	09/01/2030	03/01/2021	B	258,845

500,000	MD EDC Student Hsg. (Salisbury University)	5.000	06/01/2027	12/24/2025	A	497,565

						756,410

Massachusetts—0.8%
250,000	MA Devel. Finance Agency (Avon Association)	5.000	04/01/2018	04/01/2018		274,305

250,000	MA Devel. Finance Agency (Partners Healthcare System)	5.000	07/01/2031	07/01/2021	B	262,097

30,000	MA H&EFA (UMass Memorial Health Care/UMass Memorial Medical Center Obligated Group)	5.000	07/01/2028	08/19/2023	A	30,000

						566,402

Michigan—4.4%
100,000	Detroit, MI GO	5.375	04/01/2015	04/01/2015		98,589

160,000	Detroit, MI Sewer Disposal System	5.000	07/01/2024	07/01/2024		157,182

500,000	Detroit, MI Sewer Disposal System	5.250	07/01/2023	07/01/2023		490,845

550,000	Detroit, MI Sewer Disposal System	7.500	07/01/2033	07/01/2019	B	585,079

500,000	Detroit, MI Water Supply System	6.500	07/01/2015	01/08/2015	A	506,395

510,000	Detroit, MI Water Supply System	5.000	07/01/2034	02/17/2032	A	458,623

100,000	Grand Rapids, MI Building Authority	5.000	10/01/2028	01/31/2014	B	100,245

250,000	MI Finance Authority (Crittendon Hospital Medical Center)	5.000	06/01/2027	07/07/2025	A	249,185

250,000	MI Finance Authority (School District)	5.000	06/01/2020	06/01/2020		270,395

25,000	MI Hsg. Devel. Authority (Charter Square)	5.500	01/15/2021	01/30/2014	B	25,044

15,000	MI Municipal Bond Authority	6.000	11/01/2020	01/31/2014	B	15,031

						2,956,613

Mississippi—0.8%
60,000	Gulfport, MS Hospital Facility (Memorial Hospital at Gulfport)	6.200	07/01/2018	01/31/2014	B	60,166

6  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Mississippi (Continued)

$ 345,000	MS Business Finance Corp. (System Energy Resources)	5.875%	04/01/2022	04/01/2022		$343,582

145,000	Ridgeland, MS Tax Increment (Colony Park)	5.875	04/01/2026	04/01/2021	B	153,483

						557,231

Missouri—0.5%
25,000	MO Devel. Finance Board (Crackerneck Creek)	5.000	03/01/2026	03/01/2014	B	25,202

15,000	MO Environmental Improvement & Energy Resources Authority[2]	7.200	07/01/2016	01/31/2014	B	15,235

10,000	MO Environmental Improvement & Energy Resources Authority[2]	5.750	01/01/2016	01/31/2014	B	10,046

10,000	MO Environmental Improvement & Energy Resources Authority	5.900	01/01/2019	01/31/2014	B	10,047

20,000	MO Environmental Improvement & Energy Resources Authority	5.000	01/01/2020	01/31/2014	B	20,078

65,000	MO Environmental Improvement & Energy Resources Authority	5.125	01/01/2020	01/31/2014	B	65,258

40,000	MO Environmental Improvement & Energy Resources Authority	5.500	07/01/2019	01/31/2014	B	40,172

25,000	MO Monarch-Chesterfield Levee District	5.750	03/01/2019	01/31/2014	B	25,094

100,000	Springfield, MO Center City Devel. Corp. (Jordan Valley Park Exposition Center)	5.000	06/01/2027	01/31/2014	B	100,268

35,000	Springfield, MO Public Building Corp.	5.000	06/01/2017	01/31/2014	B	35,115

						346,515

Nevada—1.6%
100,000	Las Vegas, NV Special Improvement District No. 607	5.000	06/01/2024	06/01/2024		100,149

200,000	North Las Vegas, NV GO	5.000	05/01/2024	05/01/2024		196,272

500,000	North Las Vegas, NV Wastewater Reclamation System	5.000	10/01/2023	10/01/2023		478,195

340,000	Washoe County, NV Hospital Facility (Renown Regional Medical Center/Renown Network Services Obligated Group)	5.000	06/01/2021	01/31/2014	B	340,408

						1,115,024

New Jersey—2.5%
15,000	Burlington County, NJ Bridge Commission	4.500	10/15/2022	01/31/2014	B	15,019

1,000,000	NJ EDA	5.000	06/15/2025	06/15/2022	B	1,039,040

80,000	NJ Health Care Facilities Financing Authority (Newton Memorial Hospital)	5.000	07/01/2026	01/31/2014	B	80,071

250,000	NJ Health Care Facilities Financing Authority (St. Barnabas Corp./St. Barnabas Medical Center Obligated Group)	5.250	07/01/2026	07/01/2021	B	263,288

7  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

New Jersey (Continued)

$ 250,000	NJ Transportation Trust Fund Authority	5.000%	06/15/2027	06/15/2021	B	$265,660

						1,663,078

New York—2.7%
100,000	L.I., NY Power Authority	5.000	04/01/2023	04/01/2019	B	106,756

975,000	Nassau County, NY Local Economic Assistance Corp. (South Nassau Communities Hospital)	5.000	07/01/2027	07/01/2022	B	999,775

150,000	NYC GO	5.250	09/01/2022	09/01/2018	B	171,012

250,000	NYC IDA (New York Institute of Technology)	5.250	03/01/2018	01/31/2014	B	250,875

5,000	NYS HFA (Hospital & Nursing Home)	5.150	11/01/2016	01/31/2014	B	5,020

200,000	Port Authority NY/NJ (JFK International Air Terminal)	6.500	12/01/2028	12/01/2015	B	208,448

						1,741,886

Ohio—0.7%
200,000	Hamilton County, OH Sales Tax	5.000	12/01/2020	12/01/2016	B	221,718

30,000	Portsmouth, OH	5.200	09/01/2014	01/31/2014	B	30,102

250,000	Ross County, OH Hospital (Adena Health System)	5.750	12/01/2028	12/01/2018	B	267,215

						519,035

Oregon—1.1%
20,000	OR GO (Alternate Energy)	5.000	01/01/2028	01/31/2014	B	20,010

60,000	OR GO (Elderly & Disabled Hsg.)	5.150	08/01/2030	02/01/2014	B	60,136

500,000	OR Health & Science University	5.000	07/01/2023	07/01/2022	B	561,980

115,000	OR Health Hsg. Educational & Cultural Facilities Authority (Peacehealth)	5.000	11/15/2026	01/31/2014	B	115,352

						757,478

Pennsylvania—1.2%
50,000	Allegheny County, PA HEBA (Carlow University)	4.500	11/01/2016	11/01/2016		50,788

555,000	PA EDFA (Albert Einstein Healthcare)	6.250	10/15/2023	02/25/2019	B	598,212

40,000	Philadelphia, PA Gas Works	5.000	09/01/2029	09/01/2014	B	40,017

40,000	Philadelphia, PA Hsg. Authority	5.500	12/01/2019	01/31/2014	B	40,142

						729,159

Rhode Island—1.2%
500,000	Providence, RI Public Building Authority, Series A	5.875	06/15/2026	06/15/2021	B	533,610

10,000	Providence, RI Public Building Authority, Series A	5.125	12/15/2014	01/31/2014	B	10,025

25,000	RI Clean Water Finance Agency	5.000	10/01/2035	03/31/2014	B	24,998

35,000	RI Clean Water Protection Finance Agency	5.125	10/01/2019	01/31/2014	B	35,139

165,000	RI Health & Educational Building Corp. (Newport Hospital)	5.300	07/01/2029	01/31/2014	B	165,013

8  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

Rhode Island (Continued)

$ 35,000	RI Health & Educational Building Corp. (RIH/TMH Obligated Group)	5.500%	05/15/2016	01/31/2014	B	$35,127

						803,912

South Carolina—2.0%
500,000	Greenville, SC Hospital System	5.000	05/01/2024	05/01/2022	B	547,475

500,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)	5.000	05/01/2025	01/31/2014	B	501,645

50,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)	4.000	05/01/2016	01/31/2014	B	50,124

200,000	Greenville, SC Hospital System (Greenville Hospital System/GHS Partners in Health Obligated Group)	5.250	05/01/2017	01/31/2014	B	200,766

10,000	SC Hsg. Finance & Devel. Authority[2]	5.500	07/01/2032	01/01/2018	B	10,208

						1,310,218

Tennessee—1.4%
500,000	Knox County, TN HE&HFB (Covenant Health)	5.000	01/01/2025	01/01/2023	B	527,995

65,000	Lafollette, TN Electric System	4.900	03/01/2019	01/31/2014	B	65,147

300,000	TN Energy Acquisition Gas Corp.	5.250	09/01/2020	09/01/2020		331,572

						924,714

Texas—6.5%
50,000	Alvin, TX Independent School District (Schoolhouse)	5.000	02/15/2027	02/15/2015	B	51,935

150,000	Alvin, TX Independent School District (Schoolhouse)	5.000	02/15/2027	02/15/2015	B	158,028

70,000	Board of Managers Joint Guadalupe County-City of Seguin, TX Hospital (GRMC)	5.500	08/15/2036	08/15/2018	B	72,064

125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2026	11/01/2020	B	131,726

125,000	Dallas-Fort Worth, TX International Airport	5.000	11/01/2025	11/01/2020	B	133,055

1,000,000	El Paso, TX Downtown Devel. Corp. (Downtown Ballpark Venue)	7.000	08/15/2023	08/15/2017	B	1,106,540

50,000	Gonzales, TX Healthcare System	5.350	08/15/2015	01/31/2014	B	50,212

165,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2028	12/05/2027	A	163,031

120,000	Harris County-Houston, TX Sports Authority	5.000	11/15/2025	12/05/2024	A	118,882

250,000	Harris County-Houston, TX Sports Authority	5.250	11/15/2030	12/09/2028	A	246,762

300,000	Harris County-Houston, TX Sports Authority	5.750	11/15/2019	01/31/2014	B	300,672

50,000	Harris County-Houston, TX Sports Authority	5.750	11/15/2020	01/31/2014	B	50,112

9  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Effective Maturity*		Value

Texas (Continued)

$ 20,000	Huntsville, TX GO COP	5.000%		08/15/2023	01/31/2014	B	$20,071

45,000	Newark, TX Cultural Education Facilities Finance Corp.	7.250		08/15/2021	06/28/2016	B	47,461

400,000	Northwest Freeway, TX Municipal Utility District	5.100		04/01/2021	01/31/2014	B	400,404

55,000	Port Houston, TX Authority	5.000		10/01/2027	01/31/2014	B	55,157

100,000	St. George Place, TX Redevel. Authority	5.350		09/01/2018	01/31/2014	B	100,261

40,000	TX GO	5.250		08/01/2035	02/01/2014	B	40,118

5,000	TX Lower Colorado River Authority	5.875		05/15/2016	01/31/2014	B	5,023

500,000	TX Municipal Gas Acquisition & Supply Corp.	5.000		12/15/2026	12/15/2022	B	500,645

160,000	TX Municipal Gas Acquisition & Supply Corp.	5.625		12/15/2017	07/21/2016	A	177,800

100,000	TX Municipal Gas Acquisition & Supply Corp.	6.250		12/15/2026	08/04/2023	A	113,768

150,000	TX Public Finance Authority (Texas Southern University)	5.500		05/01/2018	05/01/2018		164,009

							4,207,736

Vermont—1.6%
250,000	Burlington, VT GO	5.000		11/01/2027	12/06/2025	A	249,570

250,000	Burlington, VT GO	5.000		11/01/2021	11/01/2021		266,072

500,000	VT Educational & Health Buildings Financing Agency (Middlebury College)	5.000		11/01/2028	11/01/2022	B	550,620

							1,066,262

Washington—1.4%
25,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)	5.600		03/01/2028	02/09/2024	A	23,307

875,000	WA Health Care Facilities Authority (Kadlec Medical Center)	0.400	[1]	12/01/2036	01/07/2014	B	875,000

95,000	WA Health Care Facilities Authority (Southwest Washington Medical Center)	5.000		09/01/2028	01/31/2014	B	95,007

							993,314

West Virginia—0.0%
20,000	Randolph County, WV County Commission Health System (Davis Health System)	5.200		11/01/2021	01/31/2014	B	20,016

Wisconsin—1.9%
125,000	Milwaukee, WI Hsg. Authority (Veterans Hsg.)	5.100		07/01/2022	07/01/2014	B	127,781

500,000	WI H&EFA (Marshfield Clinic)	5.000		02/15/2028	02/15/2022	B	508,145

605,000	WI H&EFA (Wheaton Franciscan Services)	5.125		08/15/2030	02/04/2029	A	593,687

							1,229,613

10  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions—14.4%
$ 250,000	Puerto Rico Aqueduct & Sewer Authority	5.500%	07/01/2028	07/01/2028		$165,115

995,000	Puerto Rico Children’s Trust Fund (TASC)	5.375	05/15/2033	07/23/2017	A	918,365

1,100,000	Puerto Rico Commonwealth GO	2.083	07/01/2020	07/01/2020		925,155

200,000	Puerto Rico Commonwealth GO	5.000	07/01/2023	07/01/2023		185,882

50,000	Puerto Rico Commonwealth GO	5.250	07/01/2026	07/01/2026		33,466

340,000	Puerto Rico Commonwealth GO	5.500	07/01/2027	07/01/2027		228,361

1,100,000	Puerto Rico Commonwealth GO	5.500	07/01/2016	07/01/2016		1,109,438

15,000	Puerto Rico Commonwealth GO	6.500	07/01/2014	07/01/2014		15,002

300,000	Puerto Rico Commonwealth GO	5.500	07/01/2019	07/01/2019		277,428

50,000	Puerto Rico Commonwealth GO	5.500	07/01/2017	07/01/2017		50,506

500,000	Puerto Rico Electric Power Authority, Series AAA	5.250	07/01/2025	07/01/2025		338,000

500,000	Puerto Rico Electric Power Authority, Series NN	5.250	07/01/2019	07/01/2019		467,535

250,000	Puerto Rico Electric Power Authority, Series RR	5.000	07/01/2023	07/01/2023		216,825

455,000	Puerto Rico Electric Power Authority, Series UU	5.000	07/01/2024	07/01/2024		413,973

45,000	Puerto Rico Highway & Transportation Authority	5.750	07/01/2019	07/01/2019		37,130

15,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2017	07/01/2017		14,482

1,000,000	Puerto Rico Highway & Transportation Authority	5.500	07/01/2025	07/01/2025		944,610

130,000	Puerto Rico Highway & Transportation Authority, Series E	5.500	07/01/2015	09/19/2014	A	129,117

115,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	10/01/2020		106,097

100,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2017	01/31/2014	B	99,995

155,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2018	08/01/2018		154,406

955,000	Puerto Rico Municipal Finance Agency, Series A	5.000	08/01/2027	03/12/2025	A	846,980

650,000	Puerto Rico Municipal Finance Agency, Series A	5.250	08/01/2020	08/01/2020		638,281

85,000	Puerto Rico Municipal Finance Agency, Series A	5.500	07/01/2017	09/20/2015	A	85,003

315,000	Puerto Rico Municipal Finance Agency, Series C	5.000	08/01/2016	08/01/2015	B	315,271

500,000	Puerto Rico Public Buildings Authority	5.750	07/01/2022	07/01/2022		380,925

50,000	Puerto Rico Public Buildings Authority	7.000	07/01/2021	07/01/2021		40,890

170,000	Puerto Rico Public Buildings Authority	5.250	07/01/2017	07/01/2017		157,039

100,000	Puerto Rico Public Buildings Authority	5.250	07/01/2023	07/01/2023		71,689

11  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Effective Maturity*		Value

U.S. Possessions (Continued)

$ 390,000	Puerto Rico Sales Tax Financing Corp., Series A	5.750%	08/01/2037	01/31/2037	A	$288,709

						9,655,675

Total Investments, at Value (Cost $64,169,958)—93.0%						61,937,728

Assets in Excess of Other Liabilities—7.0						4,696,736

Net Assets—100.0%						$66,634,464

Footnotes to Statement of Investments

*Call Date, Put Date or Average Life of Sinking Fund, if applicable, as detailed.

A. Average life due to mandatory, or expected, sinking fund principal payments prior to maturity.

B. Option call date; corresponds to the most conservative yield calculation.

1. Represents the current interest rate for a variable or increasing rate security.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after December 31, 2013. See accompanying Notes.

12  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:
ABHS	Alexian Brothers Health System
ABMC	Alexian Brothers Medical Center
ABSJ	Alexian Brothers of San Jose
ATDC	Advanced Technology Development Center
AVM	Alexian Village of Milwaukee
AVT	Alexian Village of Tennessee
CaHC	Carle Health Care
CaRC	Carle Retirement Centers
CCF	Catholic Community Foundation
CF	Carle Foundation
CHCW	Catholic Healthcare West
CHSB	Community Hospital of San Bernardino
CMF	CHCW Medical Foundation
COP	Certificates of Participation
DHlth	Dignity Health
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
GHS	Gaston Health Services
GINNE	Goodwill Industries of Northern New England
GO	General Obligation
GRMC	Guadalupe Regional Medical Center
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEBA	Higher Education Building Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
L.I.	Long Island
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
PUTTERS	Puttable Tax-Exempt Receipts
RCAI	Roman Catholic Archdiocese of Indianapolis
RCAIN	Roman Catholic Archdiocese of Indiana
RCAP	Roman Catholic Archdiocese Properties
RCMC	Rush-Copley Medical Center
RIH	Rhode Island Hospital
RNSMC	Rush North Shore Medical Center
RUMC	Rush University Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
TCFH	The Carle Foundation Hospital
TMH	The Miriam Hospital
TUFF	The University Financing Foundation
UMass	University of Massachusetts

13 OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

As of December 31, 2013, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	635,000

Concentration Risk. There are certain risks arising from geographic concentration in any state, commonwealth or territory. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

Securities Valuation

The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the “Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for trading.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a “fair valuation” for any security for which market quotations are not “readily available.” The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined.

Valuation Methods and Inputs

Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

14  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Securities traded on a registered U.S. securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the last sale price of the security reported on the principal exchange on which it is traded, prior to the time when the Fund’s assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the current day’s closing “bid” and “asked” prices, and if not, at the current day’s closing bid price. A security of a foreign issuer traded on a foreign exchange, but not listed on a registered U.S. securities exchange, is valued based on the last sale price on the principal exchange on which the security is traded, as identified by the third party pricing service used by the Manager, prior to the time when the Fund’s assets are valued. If the last sale price is unavailable, the security is valued at the most recent official closing price on the principal exchange on which it is traded. If the last sales price or official closing price for a foreign security is not available, the security is valued at the mean between the bid and asked price per the exchange or, if not available from the exchange, obtained from two dealers. If bid and asked prices are not available from either the exchange or two dealers, the security is valued by using one of the following methodologies (listed in order of priority); (1) using a bid from the exchange, (2) the mean between the bid and asked price as provided by a single dealer, or (3) a bid from a single dealer.

Shares of a registered investment company that are not traded on an exchange are valued at that investment company’s net asset value per share.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, event-linked bonds, loans, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices.

Short-term money market type debt securities with a remaining maturity of sixty days or less are valued at cost adjusted by the amortization of discount or premium to maturity (amortized cost), which approximates market value. Short-term debt securities with a remaining maturity in excess of sixty days are valued at the mean between the “bid” and “asked” prices utilizing evaluated prices obtained from third party pricing services or broker-dealers.

A description of the standard inputs that may generally be considered by the third party pricing vendors in determining their evaluated prices is provided below.

Security Type	Standard inputs generally considered by third-party pricing vendors

Corporate debt, government debt, municipal, mortgage-backed and asset-backed securities	Reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, and other appropriate factors.

Loans	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

Event-linked bonds	Information obtained from market participants regarding reported trade data and broker-dealer price quotations.

15  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

If a market value or price cannot be determined for a security using the methodologies described above, or if, in the “good faith” opinion of the Manager, the market value or price obtained does not constitute a “readily available market quotation,” or a significant event has occurred that would materially affect the value of the security the security is fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Fair value determinations by the Manager are subject to review, approval and ratification by the Fund’s Board at its next regularly scheduled meeting covering the calendar quarter in which the fair valuation was determined. Those fair valuation standardized methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager, or its third party service provider who is subject to oversight by the Manager, regularly compares prior day prices, prices on comparable securities, and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs are used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

16  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts as of December 31, 2013 based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value

Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$2,639,909	$—	$2,639,909
Alaska	—	10,662	—	10,662
Arizona	—	2,016,430	—	2,016,430
Arkansas	—	70,281	—	70,281
California	—	13,721,443	—	13,721,443
Colorado	—	843,881	—	843,881
District of Colombia	—	379,674	—	379,674
Florida	—	2,302,107	—	2,302,107
Georgia	—	1,180,212	—	1,180,212
Illinois	—	2,948,975	—	2,948,975
Indiana	—	2,555,686	—	2,555,686
Louisiana	—	1,288,022	—	1,288,022
Maine	—	60,155	—	60,155
Maryland	—	756,410	—	756,410
Massachusetts	—	566,402	—	566,402
Michigan	—	2,956,613	—	2,956,613
Mississippi	—	557,231	—	557,231
Missouri	—	346,515	—	346,515
Nevada	—	1,115,024	—	1,115,024
New Jersey	—	1,663,078	—	1,663,078
New York	—	1,741,886	—	1,741,886
Ohio	—	519,035	—	519,035
Oregon	—	757,478	—	757,478
Pennsylvania	—	729,159	—	729,159
Rhode Island	—	803,912	—	803,912
South Carolina	—	1,310,218	—	1,310,218
Tennessee	—	924,714	—	924,714
Texas	—	4,207,736	—	4,207,736
Vermont	—	1,066,262	—	1,066,262
Washington	—	993,314	—	993,314
West Virginia	—	20,016	—	20,016
Wisconsin	—	1,229,613	—	1,229,613
U.S. Possessions	—	9,655,675	—	9,655,675

Total Assets	$—	$61,937,728	$—	$61,937,728

17  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / (Continued)

Securities Valuation (Continued)

Currency contracts and forwards, if any, are reported at their unrealized appreciation/ depreciation at measurement date, which represents the change in the contract’s value from trade date. Futures, if any, are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

Federal Taxes

The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2013 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities	$64,169,958

Gross unrealized appreciation	$415,270
Gross unrealized depreciation	(2,647,500)

Net unrealized depreciation	$(2,232,230)

18  OPPENHEIMER ROCHESTER INTERMEDIATE TERM MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)	Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 12/31/2013, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)	There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Intermediate Term Municipal Fund

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ William F. Glavin, Jr.
William F. Glavin, Jr.
Principal Executive Officer
Date:	2/10/2014

By:	/s/ Brian W. Wixted
Brian W. Wixted
Principal Financial Officer
Date:	2/10/2014